Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 75.9%
U.S. Treasury - 1.3%
U.S. Treasury Notes
4.00%, 02/15/2034	$ 500,000	$ 495,860
4.38%, 05/15/2034	1,700,000	1,736,656
		2,232,516
U.S. Treasury Inflation-Protected Securities - 74.6%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	4,751,499	2,811,822
0.25%, 02/15/2050	1,832,310	1,153,275
0.63%, 02/15/2043	2,950,495	2,270,287
0.75%, 02/15/2042 - 02/15/2045	9,408,092	7,439,146
1.00%, 02/15/2046	3,843,747	3,076,696
1.38%, 02/15/2044	2,897,168	2,541,803
1.50%, 02/15/2053	5,282,550	4,552,444
1.75%, 01/15/2028	1,948,804	1,932,459
2.00%, 01/15/2026	3,378,232	3,337,300
2.13%, 02/15/2040 - 02/15/2054	5,481,514	5,527,941
2.38%, 01/15/2025 - 01/15/2027	3,573,893	3,572,836
2.50%, 01/15/2029	2,632,804	2,702,159
3.38%, 04/15/2032	2,762,601	3,060,354
3.63%, 04/15/2028	922,312	975,079
3.88%, 04/15/2029	2,483,481	2,703,173
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2025 - 01/15/2032	21,884,904	20,365,240
0.25%, 01/15/2025 - 07/15/2029	4,861,828	4,648,511
0.38%, 07/15/2025 - 07/15/2027	14,683,355	14,134,983
0.50%, 01/15/2028	4,456,165	4,235,243
0.63%, 01/15/2026 - 07/15/2032	7,441,227	7,062,152
0.75%, 07/15/2028	4,191,252	4,022,886
0.88%, 01/15/2029	3,233,776	3,097,628
1.13%, 01/15/2033	1,370,590	1,288,976
1.25%, 04/15/2028	4,397,484	4,282,391
1.38%, 07/15/2033	10,650,818	10,221,908
1.63%, 10/15/2027	4,558,731	4,515,717
1.75%, 01/15/2034	1,532,505	1,510,551
2.38%, 10/15/2028	3,588,655	3,667,083
		130,710,043
Total U.S. Government Obligations (Cost $142,469,221)		132,942,559
CORPORATE DEBT SECURITIES - 16.2%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (A)	423,000	426,993
Banks - 7.0%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 6.00% (B), 08/16/2024 (C)	1,120,000	952,930
Banco Santander Chile
3.18%, 10/26/2031 (A)	752,000	665,086
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 10/20/2031, 2.57% (B), 10/20/2032	$ 1,039,000	$ 879,943
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	1,264,000	1,205,232
CPI-YoY + 1.10%, 4.07% (B), 11/19/2024	1,000,000	988,150
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (B), 11/03/2032	923,000	775,148
Corestates Capital II
3-Month Term SOFR + 0.91%, 6.21% (B), 01/15/2027 (A)	269,000	262,381
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	1,119,000	962,081
Fixed until 01/18/2028, 6.72% (B), 01/18/2029	500,000	521,388
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	1,628,000	1,364,953
HSBC Holdings PLC
Fixed until 03/09/2043, 6.33% (B), 03/09/2044	202,000	216,648
Fixed until 11/03/2032, 8.11% (B), 11/03/2033	779,000	899,489
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (B), 06/01/2042 (A)	430,000	332,194
Lloyds Banking Group PLC
Fixed Until 06/05/2029, 5.72% (B), 06/05/2030	218,000	223,520
Mizuho Financial Group, Inc.
Fixed until 05/27/2030, 5.74% (B), 05/27/2031	830,000	856,945
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	315,000	254,645
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	781,000	673,738
UBS Group AG
Fixed until 01/12/2033, 5.96% (B), 01/12/2034 (A)	200,000	207,551
		12,242,022
Chemicals - 0.8%
Albemarle Corp.
5.65%, 06/01/2052 (D)	1,074,000	926,499
Dow Chemical Co.
5.60%, 02/15/2054	133,000	130,720
Eastman Chemical Co.
5.75%, 03/08/2033	393,000	402,895
		1,460,114
Commercial Services & Supplies - 0.5%
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	1,121,000	954,439
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	$ 233,000	$ 237,401
Containers & Packaging - 0.1%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054 (A)	214,000	217,809
Electronic Equipment, Instruments & Components - 0.4%
Allegion US Holding Co., Inc.
5.60%, 05/29/2034	749,000	764,325
Food Products - 0.4%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (A)	781,000	769,516
Hotels, Restaurants & Leisure - 0.3%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	585,000	433,753
Insurance - 1.2%
Enstar Group Ltd.
3.10%, 09/01/2031	939,000	772,153
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.71% (B), 02/12/2067 (A)	1,385,000	1,246,283
		2,018,436
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	290,000	295,758
Metals & Mining - 2.2%
ArcelorMittal SA
6.35%, 06/17/2054	450,000	446,690
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033	75,000	74,988
Glencore Funding LLC
2.63%, 09/23/2031 (A)	685,000	575,188
2.85%, 04/27/2031 (A)	1,082,000	928,618
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041 (A)	446,000	455,485
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	1,472,000	1,356,853
		3,837,822
Oil, Gas & Consumable Fuels - 2.8%
Apache Corp.
4.25%, 01/15/2030 (D)	1,252,000	1,183,625
Diamondback Energy, Inc.
5.40%, 04/18/2034	607,000	612,210
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	1,128,000	1,072,668
Energy Transfer LP
5.25%, 07/01/2029	610,000	615,872
5.35%, 05/15/2045	210,000	193,071
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP
3-Month Term SOFR + 4.37%, 9.71% (B), 09/03/2024 (C)	$ 133,000	$ 131,927
Enterprise Products Operating LLC
3.70%, 01/31/2051	676,000	512,713
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	375,000	362,048
Marathon Oil Corp.
5.30%, 04/01/2029	158,000	160,987
		4,845,121
Total Corporate Debt Securities (Cost $29,595,403)		28,503,509
FOREIGN GOVERNMENT OBLIGATIONS - 6.5%
Australia - 1.0%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 1,750,000	1,742,540
Japan - 3.8%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 957,244,500	6,598,155
Mexico - 0.5%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 1,037,000	822,122
Spain - 1.2%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (E)	EUR 2,006,608	2,184,798
Total Foreign Government Obligations (Cost $12,761,742)		11,347,615
ASSET-BACKED SECURITY - 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	$ 1,025,000	1,011,524
Total Asset-Backed Security (Cost $998,934)		1,011,524

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 0.3%
Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, 5.26% (F)	479,385	479,385
Total Short-Term Investment Companies (Cost $479,385)		479,385

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bills 5.29% (F), 09/24/2024	$ 500,000	496,059
Total Short-Term U.S. Government Obligation (Cost $496,072)		496,059
Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (F)	891,750	$ 891,750
Total Other Investment Company (Cost $891,750)		891,750
Total Investments (Cost $187,692,507)		175,672,401
Net Other Assets (Liabilities) - (0.3)%		(469,958)
Net Assets - 100.0%		$ 175,202,443
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSC	09/19/2024	USD	1,727,105	AUD	2,600,000	$24,672	$—
MSC	09/19/2024	USD	2,257,274	EUR	2,075,000	6,319	—
MSC	09/19/2024	USD	6,385,964	JPY	980,000,000	—	(204,720)
Total						$30,991	$(204,720)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$132,942,559	$—	$132,942,559
Corporate Debt Securities	—	28,503,509	—	28,503,509
Foreign Government Obligations	—	11,347,615	—	11,347,615
Asset-Backed Security	—	1,011,524	—	1,011,524
Short-Term Investment Companies	479,385	—	—	479,385
Short-Term U.S. Government Obligation	—	496,059	—	496,059
Other Investment Company	891,750	—	—	891,750
Total Investments	$1,371,135	$174,301,266	$—	$175,672,401
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$30,991	$—	$30,991
Total Other Financial Instruments	$—	$30,991	$—	$30,991
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(204,720)	$—	$(204,720)
Total Other Financial Instruments	$—	$(204,720)	$—	$(204,720)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $8,398,396, representing 4.8% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

Transamerica Series Trust

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)	Perpetual maturity. The date displayed is the next call date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $872,541, collateralized by cash collateral of $891,750. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the total value of the Regulation S securities is $3,927,338, representing 2.2%
of the Fund's net assets.

(F)	Rate disclosed reflects the yield at July 31, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
MSC	Morgan Stanley & Co.
PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Inflation Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust